RIGHT OF USE ASSETS AND LEASES - Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Lease Liabilities [Line Items]
Balance at the beginning of the year	R 39.7	R 52.3
New leases	4.5	6.1
Lease modifications	4.4	(0.6)
Lease derecognitions	(0.4)	(1.2)
Interest charge on lease liabilities	3.0	3.8	R 4.2
Repayment of lease liabilities	(19.0)	(16.9)	(19.7)
Interest repaid	(3.0)	(3.8)
Balance at the end of the year	29.2	39.7	R 52.3
Current portion of lease liabilities	(6.9)	(11.3)
Non-current portion of lease liabilities	22.3	28.4
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	38.1	50.0
Lease payments not recognised as a liability but expensed during the year:
Short-term leases	(2.2)	(6.4)
Leases of low value assets	(8.9)	(9.7)
Cash flows included in cash generated from operating activities	(11.1)	(16.1)
Less than a year
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	9.5	16.7
One to five years
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	21.3	24.8
More than five years
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	R 7.3	R 8.5